Schedule of gross trade accounts receivable and allowance for doubtful accounts (Details)	Feb. 28, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 9,446,028
Allowance for doubtful accounts	$ 1,084,305
% Allowance	11.00%
Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 5,785,697
Allowance for doubtful accounts	500
Zero To Thirty Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	1,062,098
Allowance for doubtful accounts	$ 500
% Allowance	0.00%
Thirty One To Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 210,396
Allowance for doubtful accounts	$ 1,500
% Allowance	1.00%
Sixty One To Ninety Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 289,583
Allowance for doubtful accounts	$ 1,500
% Allowance	1.00%
Ninety One Plus Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 2,098,254
Allowance for doubtful accounts	$ 1,080,305
% Allowance	51.00%